Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109
                                   April 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Putnam Limited Duration Government Income Fund (Reg. No. 33-37991)
    (811-06257) (the "Fund")
    Post-Effective Amendment No. 13 to Registration Statement on
    Form N-1A


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 30, 2005.

Comments or questions concerning this certificate may be directed to James
F. Clark at 1-800-225-2465, ext. 1-8939.

                                   Very truly yours,

                                   PUTNAM LIMITED DURATION GOVERNMENT
                                   INCOME FUND

                                   /s/ Charles E. Porter
                                   -----------------------------
                               By: Charles E. Porter
                                   Executive Vice President, Associate
                                   Treasurer and Principal
                                   Executive Officer

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP